Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangibles and goodwill table [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

	December 31,
	2011	2010
Amortizable Intangible Assets
Management contracts	$32,765	$32,765
Less: accumulated amortization	(30,172)	(29,035)
	2,593	3,730
Lease Intangibles:(a)
In-place lease	62,162	23,028
Tenant relationship	10,968	10,251
Above-market rent	9,905	9,737
Less: accumulated amortization	(27,253)	(26,560)
	55,782	16,456
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill	63,607	63,607
Trade name	3,975	3,975
	67,582	67,582
	$125,957	$87,768
Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(6,455)	$(1,954)
Less: accumulated amortization	1,482	1,270
	$(4,973)	$(684)

Years Ending December 31,	Total
2012	$6,236
2013	5,231
2014	4,861
2015	4,706
2016	4,621
Thereafter	27,747
$53,402